Business Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment	$ 46,699	$ 35,427	$ 33,683
Life Insurance [Member]
Segment Reporting Information [Line Items]
Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment	30,486	23,978	22,774
Accident and Health [Member]
Segment Reporting Information [Line Items]
Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment	12,269	7,480	6,897
Property and Casualty [Member]
Segment Reporting Information [Line Items]
Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment	3,043	2,956	2,946
Non-Insurance [Member]
Segment Reporting Information [Line Items]
Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment	$ 901	$ 1,013	$ 1,066